Cover	Feb. 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2026
Entity File Number	001-43095
Entity Registrant Name	Iris Acquisition Corp II
Entity Central Index Key	0002077785
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Central Park Towers Offices
Entity Address, Address Line Two	Dubai International Financial Centre
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Address, Postal Zip Code	941641
City Area Code	971
Local Phone Number	4-3966949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IRAB U
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IRAB
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	IRAB WS
Security Exchange Name	NYSE